AZL Pyramis Total Bond Fund
AZL® FIDELITY INSTITUTIONAL ASSET MANAGEMENT® TOTAL BOND FUND, CLASS 1 AND CLASS 2 (FORMERLY, AZL PYRAMIS® TOTAL BOND FUND, CLASS 1 AND CLASS 2)
Investment Objective
The Fund seeks a high level of current income.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AZL Pyramis Total Bond Fund		Class 1	Class 2
Management Fee		0.50%	0.50%
Distribution (12b-1) Fees		none	0.25%
Other Expenses		0.06%	0.06%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		0.57%	0.82%
[1]	Because Acquired Fund Fees and Expenses are not included in the Fund's Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AZL Pyramis Total Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	58	183	318	714
Class 2	84	262	455	1,014

Expense Example, No Redemption - AZL Pyramis Total Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class 1	58	183	318	714
Class 2	84	262	455	1,014

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies of the Fund
Under normal market conditions, the Fund will invest at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Such investments include corporate bonds, U.S. Treasury obligations, U.S. government agency mortgage securities and real estate investment trusts. A portion of the investments may not be publically traded. The subadviser uses the Bloomberg Barclays U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency).

The subadviser considers other factors when selecting Fund investments, including the credit quality of the issuer, security-specific features and the subadviser's assessment of whether the investment is undervalued. In managing the Fund's exposure to various risks, including interest rate risk, the subadviser considers, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.

The Fund's assets may be allocated among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on the subadviser's view of the relative value of each sector or maturity.

The Fund's assets may be invested in securities of foreign issuers, denominated in US dollars or in local currency,   in addition to securities of domestic issuers.

The Fund may invest significantly in derivatives instruments, such as interest rate swaps, total return swaps, credit default swaps, and futures contracts (both long and short positions) on securities and indexes, and in forward-settling securities. Such investments may give rise to a form of leverage, particularly when the Fund does not own the assets, instrument or components underlying the derivative instruments. Depending on the subadviser's outlook and market conditions, the Fund may invest in derivatives instruments in order to gain exposure to assets, instruments, or indexes, interest rates, or credit qualities.

The Fund also may invest up to 20% of its assets in lower-quality debt securities, sometimes called "junk bonds."

To earn additional income for the Fund, the subadviser may use a trading strategy that involves selling (or buying) mortgage securities and simultaneously agreeing to purchase (or sell) mortgage securities on a later date at a set price. This trading strategy may increase interest rate exposure and result in an increased portfolio turnover rate which increases transaction costs and may increase taxable gains.
Principal Risks of Investing in the Fund
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund's portfolio as a whole is subject. As changes occur in a Fund's portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
  Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. have been gradually increasing and are expected to continue on this path in the near term, which could expose the Fund to Interest Rate Risk.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
  Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries.
  Private Placed Securities Risk – The Fund may invest in privately placed securities, which are subject to resale restrictions.
  Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Leveraging Risk – The Fund may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require the Fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.
  Portfolio Turnover – The Fund may trade its portfolio securities frequently, which could result in higher transaction costs and could adversely affect the Fund's performance.
  Asset-Backed Securities Risk – Asset-backed securities represent interests in "pools" of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default of the underlying asset, particularly during periods of economic downturn.
  Security Quality Risk (also known as High Yield Risk or Junk Bond Risk) – The Fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities. Security quality risk is sometimes known as "high-yield risk" or "junk bond risk."
  Income Risk – Falling interest rates may cause the Fund's income to decline.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
  Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.
  U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Real Estate Investments Risk – The performance of investments in real estate depends on the overall strength of the real estate market, the management of real estate investments trusts (REITs), and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.
  Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Bar Chart and Table (Class 2) Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q1, 2016) 3.25% Lowest (Q4, 2016) -2.80%
Average Annual Total Returns
Average Annual Total Returns - AZL Pyramis Total Bond Fund		One Year Ended December 31, 2017	Five Years Ended December 31, 2017
				Since Inception	Inception Date
Class 1		4.55%		1.82%	Oct. 31, 2016
Class 2		4.28%	2.36%	2.33%	Sep. 05, 2012
Bloomberg Barclays U.S. Aggregate Bond Index	[1]	3.54%	2.10%	2.05%	Sep. 05, 2012
[1]	Reflects no deduction for fees, expenses, or taxes. The since inception performance data for the Bloomberg Barclays U.S. Aggregate Bond Index is calculated from 9/5/2012.